UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2008

Check here if Amendment [  ]; Amendment Number:

This Amendment  (Check only one.):  [  ]  is a restatement.
					  [  ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:  	Old Dominion Capital Management, Inc.
Address:  	815 East Jefferson Street
		Charlottesville, VA  22902

13F File Number:  28-6195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	James M. Childress
Title:	Managing Director
Phone:  	434-977-1550
Signature, Place, and Date of Signing:

	James M. Childress	Charlottesville, VA	January 22, 2008

Report Type  (check only one.):

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE
ACT OF 1934.
FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:             0

Form 13F Information Table entry total:       47

Form 13F Information Table value total:       $84865



List of other included managers:


No.         13F File Number       Name

FORM 13F INFORMATIONAL TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHERVOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS       CUSIP (X$1000)  PRN AMT PRN CALL DSCRETN   MGRS SOLE   SHARED  NONE
Accenture Ltd Cl A         CL A             G1150G111        753   22975SH       SOLE                 0       0  22975
Baxter International       COM              071813109        847   15797SH       SOLE                 0       0  15797
Berkshire Hathaway B       CL B             084670207        910     283SH       SOLE                 0       0    283
Blackrock Invt Qlty Muni   COM              09247D105        117   13536SH       SOLE                 0       0  13536
Chevron Corporation        COM               166764100       885   11959SH       SOLE                 0       0  11959
Church & Dwight Co Inc     COM               171340102       615   10960SH       SOLE                 0       0  10960
Coca-Cola Company          COM               191216100       214    4733SH       SOLE                 0       0   4733
Colgate-Palmolive Company  COM               194162103       873   12738SH       SOLE                 0       0  12738
Devon Energy Corporation   COM              25179M103        876   13338SH       SOLE                 0       0  13338
Dun & Bradstreet CorporatioCOM              26483E100       1000   12951SH       SOLE                 0       0  12951
Entergy Corporation        COM              29364G103        329    3955SH       SOLE                 0       0   3955
Exxon Mobil Corporation    COM              30231G102       3175   39774SH       SOLE                 0       0  39774
Ford Motor Company         COM               345370860        23   10100SH       SOLE                 0       0  10100
General Dynamics Corp      COM               369550108       631   10953SH       SOLE                 0       0  10953
General Electric Co.       COM               369604103       191   11790SH       SOLE                 0       0  11790
H.J. Heinz Company         COM               423074103       448   11912SH       SOLE                 0       0  11912
Hewlett-Packard Company    COM               428236103      1104   30429SH       SOLE                 0       0  30429
Int'l Business Machines    COM               459200101       249    2953SH       SOLE                 0       0   2953
iShares Lehman 1-3 Yr. TreaBARCLYS 1-3 YR    464287457     33316  393541SH       SOLE                 0       0 393541
iShares MSCI EAFE Index    MCSI EAFE IDX     464287465      5808  129472SH       SOLE                 0       0 129472
iShares MSCI Emrg Mkt Fd   MSCI EMERG MKT    464287234      3557  142435SH       SOLE                 0       0 142435
iShares Muni Bond Fund     S&P NATL MUN B    464288414       214    2146SH       SOLE                 0       0   2146
iShares S&P Global Telecom S&P GBL TELCM     464287275       876   17064SH       SOLE                 0       0  17064
iShares Tr S&P Latin AmericS&P LTN AM 40     464287390      2394   93997SH       SOLE                 0       0  93997
J.P. Morgan Chase & Co.    COM              46625H100        239    7592SH       SOLE                 0       0   7592
Johnson & Johnson          COM               478160104       248    4143SH       SOLE                 0       0   4143
L-3 Communications Hldgs   COM               502424104       677    9181SH       SOLE                 0       0   9181
Lab Corp of America        COM              50540R409        812   12605SH       SOLE                 0       0  12605
Lincoln Elec Hldgs Inc     COM               533900106       729   14312SH       SOLE                 0       0  14312
Mettler Toledo Intl Inc    COM               592688105       838   12434SH       SOLE                 0       0  12434
NIKE, Inc.                 COM               654106103       855   16763SH       SOLE                 0       0  16763
PepsiCo, Inc.              COM               713448108       365    6665SH       SOLE                 0       0   6665
Plum Creek Timber Co       COM               729251108      4239  122008SH       SOLE                 0       0 122008
Praxair, Inc.              COM              74005P104        802   13507SH       SOLE                 0       0  13507
Procter & Gamble Company   COM               742718109       640   10353SH       SOLE                 0       0  10353
Schlumberger Limited       COM               806857108       242    5707SH       SOLE                 0       0   5707
Southern Company           COM               842587107       484   13080SH       SOLE                 0       0  13080
SPDR LB Int'l Treasury BondLEHMN INTL ETF   78464A516        887   16306SH       SOLE                 0       0  16306
Thermo Fisher Scientific   COM               883556102       624   18306SH       SOLE                 0       0  18306
Vanguard Value             VALUE ETF         922908744       592   14377SH       SOLE                 0       0  14377
Wal-Mart Stores, Inc.      COM               931142103       694   12375SH       SOLE                 0       0  12375
Walt Disney Company        COM               254687106       429   18928SH       SOLE                 0       0  18928
WisdomTree Dividend EFA    DEFA FD          97717W703        642   16634SH       SOLE                 0       0  16634
WisdomTree Large Cap Div FuLARGECAP DIVID   97717W307       3045   83784SH       SOLE                 0       0  83784
WisdomTree MidCap Div Fund MIDCAP DIVI FD   97717W505       1645   48814SH       SOLE                 0       0  48814
WisdomTree Small Cap Div FuSMALLCAP DIVID   97717W604       2764   83316SH       SOLE                 0       0  83316
Wisdomtree Total Dividnd   TOTAL DIVID FD   97717W109       2971   83265SH       SOLE                 0       0  83265